May 11, 2015

Deborah O’Neal-Johnson, Esquire
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Strategic Income Fund, Inc. (“Registrant”)

 consisting of the following class:

   T. Rowe Price Strategic Income Fund–Advisor Class

 File Nos.: 333-154155/811-22243

Dear Ms. O’Neal-Johnson:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned fund’s sticker dated May 1, 2015. The sticker updates the current prospectus of the above-referenced fund.

The purpose of the sticker is to notify investors that the name of the fund will change effective July 1, 2015.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on May 1, 2015.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole, at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman